7. Share-based payments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Payments Details
Nonemployee common stock	$ 31,200	$ 302,250	$ 631,550	$ 6,500
Nonemployee warrants - fully vested upon issuance	4,462	6,077,735	7,204,573	$ 645,424
Nonemployee warrants - service and performance conditions			264,919
Employee stock options - fully vested upon grant	327,000	7,950,000	7,950,000
Employee stock options - market price-based			2,321,000
Total share-based expense charged against income	$ 362,662	$ 14,329,985	$ 18,372,042	$ 651,924
Impact on net loss per common share: Basic and diluted	$ (0.01)	$ (0.28)	$ (0.32)	$ (0.01)